CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2016	Oct. 26, 2015	Jun. 30, 2015
Statement of Financial Position [Abstract]
Common stock, par value per share	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	20,041,647	21,526,747	16,800,000
Common stock, shares outstanding	20,041,647	21,526,747	16,800,000